STATEMENT OF CHANGES IN STOCKHOLDERS' (DEFICIT) (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated (Deficit) [Member]
Balance at Dec. 31, 2012	$ (62,616)		$ 7,894	$ 1,216,980	$ (1,287,490)
Balance, shares at Dec. 31, 2012			7,894,111
Imputed Interest	4,705			4,705
Net loss	(19,260)				(19,260)
Balance at Dec. 31, 2013	(77,171)		7,894	1,221,685	(1,306,750)
Balance, shares at Dec. 31, 2013			7,894,111
Imputed Interest	2,636			2,636
Forgiveness of Debt	88,002			88,002
Net loss	(27,139)				(27,139)
Balance at Dec. 31, 2014	$ (13,672)		$ 7,894	$ 1,312,323	$ (1,333,889)
Balance, shares at Dec. 31, 2014			7,894,111